RELATED PARTIES (Details 2) (RUB) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended												12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 MTS Bank, an associated company of the Group	Dec. 31, 2012 MTS Bank, an associated company of the Group	Dec. 31, 2011 MTS Bank, an associated company of the Group	Dec. 31, 2013 DIK, a subsidiary of Sistema	May 31, 2013 DIK, a subsidiary of Sistema	Apr. 30, 2013 DIK, a subsidiary of Sistema	Dec. 31, 2013 Sistema	Dec. 31, 2012 Sistema	Dec. 31, 2013 Sistema Mass Media, a subsidiary of Sistema	Dec. 31, 2012 Sistema Mass Media, a subsidiary of Sistema	Dec. 31, 2013 Other related parties	Dec. 31, 2012 Other related parties	Dec. 31, 2013 Smart Cards Group, subsidiaries of Sistema	Dec. 31, 2012 Smart Cards Group, subsidiaries of Sistema	Dec. 31, 2011 Smart Cards Group, subsidiaries of Sistema	Dec. 31, 2013 NVision Group	Dec. 31, 2012 NVision Group	Dec. 31, 2011 NVision Group
Investing and financing transactions
Investment fund Reservnyi								4,154	4,000	4,000
Deposits					5,081	101
Short-term investments in related parties	14,633	4,034
Other investments to related parties	618	2,718				2,100
Investment in shares of subsidiaries and affiliates of Sistema	125	306				159							117	117	8	30
Cash position	30,612	22,014	59,589	28,273	11,297	8,161
Interest accrued on loan receivable, the deposits and cash on current accounts					742	172	445
Interest expense	15,498	17,673	19,333			363
Notes and loans receivable											618	618
Unrealized gain on investment fund Reservnyi	154							154
Profit recognized on investment fund Reservnyi								154
Equity interest owned (as a percent)													3.14%
Purchases of SIM cards and prepaid phone cards																	765	842	2,336
Purchases of telecommunications equipment, software and billing systems (FORIS)																				13,394	12,898	14,783
Incurred expenses under an IT consulting agreement																				1,083	1,115	1,415
Advances to related parties																				496	1,215